Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,829)	$ (524)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	6	5
Share based compensation	27	25
Loss from exchange differences on cash and cash equivalents	5
Other non-cash items	(10)	1
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Accounts receivable	68	(85)
Increase in inventory	(819)	(25)
Other current assets	(16)	(62)
Account payables	16
Contract liability	302	192
Accrued compensation expenses	166	(13)
Parent company	(73)
Other accrued expenses	358	32
Net cash flows used in operating activities	(1,799)	(454)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(52)
Change in severance pay asset	(3)	4
Net cash flows provided by (used in) investing activities	(55)	4
CASH FLOWS FROM FINANCING ACTIVITIES:
Transfer from Parent company	514	450
Sale of assets to Parent company	168
Capital contribution from Parent company	720
Loan from Parent company	500
Cash obtained in connection with Recapitalization Transaction	3,202
Net cash flows provided by financing activities	5,104	450
INCREASE IN CASH AND CASH EQUIVALENTS	3,250
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR
LOSSES FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(5)
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	3,245
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Unpaid Recapitalization Transaction costs	89
Assets acquired (liabilities assumed):
Current assets excluding cash and cash equivalents
Current liabilities	(73)
Recapitalization Transaction costs	(89)
Reverse recapitalization effect on equity	(3,040)
Cash obtained in connection with Recapitalization Transaction	$ 3,202